Net premiums earned	12 Months Ended
Dec. 31, 2021
Insurance service result [abstract]
Net premiums earned
22.	Net premiums earned
This caption is comprised of the following:

	Premiums assumed			Adjustment of technical reserves			Gross premiums (*)			Premiums ceded to reinsurers			Net premiums earned
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities (**)	614,899	248,025	315,519	(291,076)	(56,021)	(196,193)	323,823	192,004	119,326	—	—	—	323,823	192,004	119,326
Group life	136,743	138,360	136,502	(2,189)	281	(62)	134,554	138,641	136,440	(4,779)	(4,890)	(5,463)	129,775	133,751	130,977
Individual life	182,032	139,105	135,810	(76,339)	(61,978)	(82,343)	105,693	77,127	53,467	(5,494)	(4,592)	(4,430)	100,199	72,535	49,037
Retirement (disability and survival) (***)	8,418	9,347	12,282	(9,661)	11,912	15,523	(1,243)	21,259	27,805	(534)	(527)	(3,151)	(1,777)	20,732	24,654
Others	2	3	2	(13,595)	2,085	(3,422)	(13,593)	2,088	(3,420)	—	—	—	(13,593)	2,088	(3,420)

Total life insurance	942,094	534,840	600,115	(392,860)	(103,721)	(266,497)	549,234	431,119	333,618	(10,807)	(10,009)	(13,044)	538,427	421,110	320,574
Total general insurance	109,303	91,092	102,402	(2,405)	2,930	(2,217)	106,898	94,022	100,185	(58)	(151)	(126)	106,840	93,871	100,059

Total general	1,051,397	625,932	702,517	(395,265)	(100,791)	(268,714)	656,132	525,141	433,803	(10,865)	(10,160)	(13,170)	645,267	514,981	420,633

(*)	It includes the annual variation of technical reserves and unearned premiums.
(**)	The variation of the adjustment of technical reserves is due mainly to aging over time; see Note 14(b).
(***)
In April 2016, the Congress of the Republic of Peru approved the amendment of the Private Pension System Act, through which the affiliates of the Pension Fund Administrators (AFPs) who turn 65 and retire, can choose, among other existing retirement modalities, the return of 95.5 percent of the total fund available from their Individual Capitalization Account (henceforth “CIC”, by its Spanish acronym). During 2017, to offset the contraction of retirement income as a result of the aforementioned amendment to the SPP Act, Interseguro launched the products “Renta Particular Plus” and “Renta Particular Plus – Vitalicio”, Note 3.4(ai). During 2021 and 2020, premiums collected for “Renta Particular Plus – Vitalicio” amounted to S/57,479,000 and S/30,310,000, respectively, and for “Renta Particular Plus” amounted to S/219,347,000 and S/117,619,000, respectively. As of December 31, 2021, retirement premiums amounted to S/3,713,000 (in 2020 and 2019, retirement premiums amounted to S/1,750,000 and S/3,841,000, respectively). The liability related to “Renta Particular Plus – Vitalicio“ is presented in the caption “Insurance contracts liabilities” of the consolidated statement of financial position, which contains an important component of insurance. The liability of the “Renta Particular Plus” is presented in the caption “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position, which does not contain an important insurance component.